Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows (i) the total compensation for our principal executive officer (PEO), and on an average basis, our other named executive officers (NEOs) as set forth in the summary compensation tables set forth in the Company’s proxy statements for 2024, 2023 and 2022 (“SCT”); (ii) the “compensation actually paid“ to our PEO and, on an average basis, our other named executive officers (in each case, as determined under applicable SEC rules); (iii) our total shareholder return, and (iv) our net income. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year. No dividends were paid or accrued on stock awards for the years presented.

Year	SCT Total Compensation for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average SCT Total Compensation for Other NEOs(2)(3) ($)	Average Compensation Actually Paid to Other NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4) ($)	Net Income (Loss)(5) ($)
2024	2,272,063	$(305,928)	$991,218	$81,079	$7.82	$(20,110,000)
2023	2,789,528	2,298,481	950,042	322,486	45.92	(17,565,866)
2022	694,400	(7,300,454)	1,802,844	(1,536,360)	53.92	(11,438,440)

____________

(1)     For each applicable year, our PEO was William J. Febbo who served as chief executive officer for each of the three years presented in the table.

(2)     The other NEOs included for purposes of calculating the average amounts in each applicable year were Stephen L. Silvestro and Edward Stelmakh.

(3)     SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay versus Performance Table, which are detailed for 2024 in the table below. Neither our PEO nor our other NEOs participated in a defined benefit plan; therefore, no adjustment for pension benefits is included in the table below.

Year	Position	Reported SCT Total Compensation	[Less] Reported Grant Date Value of Equity Awards (a)	[Plus/Minus] Equity Award adjustments (b)	[Equals] Compensation Actually Paid
2024	PEO	$2,272,063	$(678,863)	$(1,899,128)	$(305,928)
	Other NEOs Average	$991,218	$(429,499)	$(480,640)	$81,079

_________

(a)     Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2024.

(b)     The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculting the equity award adjustments are as follows:

Year	Position	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2024	PEO	$0	$0	$24,300	$(352,493)	$(1,570,935)	$(1,899,128)
	Other NEOs	$438,763	$(440,577)	$0	$(478,826)	$0	$(480,640)

(4)     TSR is determined based on the value of an initial fixed investment of $100 in the Company’s common stock at December 31, 2021.

(5)     The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	[1]	$ 2,272,063	$ 2,789,528	$ 694,400
PEO Actually Paid Compensation Amount	[1],[2]	$ (305,928)	2,298,481	(7,300,454)
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay versus Performance Table, which are detailed for 2024 in the table below. Neither our PEO nor our other NEOs participated in a defined benefit plan; therefore, no adjustment for pension benefits is included in the table below.
Year	Position	Reported SCT Total Compensation	[Less] Reported Grant Date Value of Equity Awards (a)	[Plus/Minus] Equity Award adjustments (b)	[Equals] Compensation Actually Paid
2024	PEO	$2,272,063	$(678,863)	$(1,899,128)	$(305,928)
	Other NEOs Average	$991,218	$(429,499)	$(480,640)	$81,079

_________

(a)     Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2024.

(b)     The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculting the equity award adjustments are as follows:

Year	Position	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2024	PEO	$0	$0	$24,300	$(352,493)	$(1,570,935)	$(1,899,128)
	Other NEOs	$438,763	$(440,577)	$0	$(478,826)	$0	$(480,640)

Non-PEO NEO Average Total Compensation Amount	[2],[3]	$ 991,218	950,042	1,802,844
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 81,079	322,486	(1,536,360)
Compensation Actually Paid vs. Total Shareholder Return

Comparisons

The charts below show, for the past three years, the following: the relationship of “compensation actually paid” to our PEO and, on average, to our other NEOs as a group and each of (a) the Company’s TSR, and (b) the Company’s net income.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[4]	$ 7.82	45.92	53.92
Net Income (Loss)	[5]	$ (20,110,000)	$ (17,565,866)	$ (11,438,440)
PEO Name		William J. Febbo	William J. Febbo	William J. Febbo
Equity Awards Adjustments, Footnote	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculting the equity award adjustments are as follows:

Year	Position	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2024	PEO	$0	$0	$24,300	$(352,493)	$(1,570,935)	$(1,899,128)
	Other NEOs	$438,763	$(440,577)	$0	$(478,826)	$0	$(480,640)

PEO | [Less] Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ (678,863)
PEO | [Plus/Minus] Equity Award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(1,899,128)
PEO | [Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | [Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | [Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,300
PEO | [Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(352,493)
PEO | [Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,570,935)
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,899,128)
Non-PEO NEO | [Less] Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(429,499)
Non-PEO NEO | [Plus/Minus] Equity Award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(480,640)
Non-PEO NEO | [Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		438,763
Non-PEO NEO | [Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(440,577)
Non-PEO NEO | [Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | [Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(478,826)
Non-PEO NEO | [Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (480,640)

[1]	For each applicable year, our PEO was William J. Febbo who served as chief executive officer for each of the three years presented in the table.
[2]	SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay versus Performance Table, which are detailed for 2024 in the table below. Neither our PEO nor our other NEOs participated in a defined benefit plan; therefore, no adjustment for pension benefits is included in the table below.
Year	Position	Reported SCT Total Compensation	[Less] Reported Grant Date Value of Equity Awards (a)	[Plus/Minus] Equity Award adjustments (b)	[Equals] Compensation Actually Paid
2024	PEO	$2,272,063	$(678,863)	$(1,899,128)	$(305,928)
	Other NEOs Average	$991,218	$(429,499)	$(480,640)	$81,079

_________

(a)     Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2024.

(b)     The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculting the equity award adjustments are as follows:

Year	Position	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2024	PEO	$0	$0	$24,300	$(352,493)	$(1,570,935)	$(1,899,128)
	Other NEOs	$438,763	$(440,577)	$0	$(478,826)	$0	$(480,640)

[3]	The other NEOs included for purposes of calculating the average amounts in each applicable year were Stephen L. Silvestro and Edward Stelmakh.
[4]	TSR is determined based on the value of an initial fixed investment of $100 in the Company’s common stock at December 31, 2021.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[6]	Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2024.
[7]	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculting the equity award adjustments are as follows:

Year	Position	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2024	PEO	$0	$0	$24,300	$(352,493)	$(1,570,935)	$(1,899,128)
	Other NEOs	$438,763	$(440,577)	$0	$(478,826)	$0	$(480,640)